FIXED ASSETS - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Property, Plant and Equipment [Line Items]
Capital leases, asset gross	$ 7.61	47.89
Capital leases, accumulated depreciation	0.21	1.33
Capital leases, future minimum lease payments, residual value guarantees		3.71
Capital leases, future minimum lease payments, interest		5.27
Capital leases, future minimum lease payments		49.03
Capital leases, future minimum lease payments due in 2012		16.48
Capital leases, future minimum lease payments due in 2013		16.48
Capital leases, future minimum lease payments due in 2014		12.36
Capital leases, future minimum lease payments due in 2015		3.71
Capital leases, future minimum lease payments due in 2016		0
Fixed assets, depreciation expense	$ 118.81	747.74	380.89	285.20